RULE 497 DOCUMENT
The interactive data file included as an exhibit to this filing relates to the supplement for VanEck Vectors® NDR CMG Long/Flat Allocation ETF that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 24, 2019 (Accession No. 0001137360-19-000153), which is incorporated herein by reference.